Stock-Based Compensation (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 43,835
Expected dividend yield	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 5.125
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 43,835
2021 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares common stock options and other award granted | shares	1,086,160
Share based compensation, description	The number of shares of common stock available for issuance under the 2021 Plan will automatically increase on January 1st of each year commencing with January 1, 2022 and on each January 1 thereafter until the expiration date, in an amount equal to 5% percent of the total number of shares of our common stock outstanding on December 31st of the preceding calendar year, on a fully diluted basis, unless the board of directors takes action prior thereto to provide that there will not be an increase in the share reserve for such year or that the increase in the share reserve for such year will be of a lesser number of shares of common stock than would otherwise occur.
Unrecognized compensation cost	$ 2,637,895
Share based compensation recognized period	4 years